Document And Entity Information	Apr. 27, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 27, 2023
Entity Registrant Name	Ovid Therapeutics Inc.
Entity Central Index Key	0001636651
Entity Emerging Growth Company	false
Securities Act File Number	001-38085
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-5270895
Entity Address, Address Line One	441 Ninth Avenue
Entity Address, Address Line Two	14th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	646
Local Phone Number	661-7661
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	OVID
Security Exchange Name	NASDAQ